Cover	Oct. 20, 2021
Cover [Abstract]
Entity Registrant Name	AEMETIS, INC.
Entity Central Index Key	0000738214
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 20, 2021
Entity File Number	001-36475
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1407544
Entity Address Address Line 1	20400 Stevens Creek Blvd.
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Cupertino
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95014
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	213-0940
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AMTX
Security Exchange Name	NASDAQ
City Area Code	408